Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Nov. 15, 2025	Nov. 10, 2025	Oct. 28, 2025	Oct. 03, 2025	Oct. 02, 2025	Mar. 27, 2025	Mar. 20, 2025	Mar. 14, 2025	Mar. 12, 2025	Mar. 04, 2025	Jan. 24, 2025	Jan. 16, 2025
Subsequent Events [Line Items]
Maturity date						Sep. 27, 2025	Sep. 20, 2025
Convertible note payable principal							$ 420,000
Percentage of interest rate						12.00%	12.00%
Fixed conversion price (in Dollars per share)						$ 3.1	$ 4.9
Net proceeds						$ 65,000
Undocumented advances total						$ 65,000			$ 420,000
Aggregate principal amount							$ 1,216,500
Purchase of warrant (in Shares)							13,534
Exercise price per share (in Dollars per share)							$ 3.75
Repayments		$ 137,816
Fees		$ 7,000
January 2025 Note I [Member]
Subsequent Events [Line Items]
Principal amount												$ 150,650
Prepaid interest												18,078
Repayment amount												168,278
Net proceeds												125,000
Original issue discount												19,650
Processing fee												$ 6,000
Maturity date												Nov. 15, 2025
Number of months required to payment												10 months
Monthly payments												$ 16,873
Conversion right discount, percentage												39.00%
January 2025 Note II [Member]
Subsequent Events [Line Items]
Principal amount											$ 98,900
Prepaid interest											13,846
Repayment amount											112,746
Net proceeds											80,000
Original issue discount											12,900
Processing fee											$ 6,000
Maturity date											Nov. 30, 2025
Monthly payments											$ 56,373
Conversion right discount, percentage											39.00%
Installment amount											$ 14,093
February 2025 Note [Member]
Subsequent Events [Line Items]
Principal amount								$ 121,900
Prepaid interest								13,846
Repayment amount								14,628
Net proceeds								100,000
Original issue discount								15,900
Processing fee								$ 6,000
Maturity date								Dec. 15, 2025
Number of months required to payment								10 months
Monthly payments								$ 13,653
Conversion right discount, percentage								25.00%
Promissory Note Payable [Member]
Subsequent Events [Line Items]
Prepaid interest				$ 14,766
Maturity date		Aug. 30, 2026
Net proceeds				100,000
Principal amount				123,050
Repayments				137,816
Original issue discount		$ 16,050		16,050
Fees				$ 7,000
Monthly payments	$ 13,782
Discount to market price	35.00%
Asset Purchase Agreement [Member]
Subsequent Events [Line Items]
Cash			$ 125,000
Dr. Michael Dent [Member]
Subsequent Events [Line Items]
Maturity date									Sep. 12, 2025	Sep. 04, 2025
Convertible note payable principal									$ 60,000	$ 50,000
Percentage of interest rate									12.00%	12.00%
Fixed conversion price (in Dollars per share)									$ 3.75	$ 3
Net proceeds		100,000			$ 34,000				$ 60,000	$ 50,000
Dr. Michael Dent [Member] | Convertible Note Payable [Member]
Subsequent Events [Line Items]
Prepaid interest		14,766
Maturity date					Apr. 02, 2026
Convertible note payable principal		$ 123,050			$ 34,000
Percentage of interest rate					12.00%
Fixed conversion price (in Dollars per share)		$ 35			$ 1.74
Minimum [Member]
Subsequent Events [Line Items]
Percentage of interest rate							12.00%
Maximum [Member]
Subsequent Events [Line Items]
Percentage of interest rate							15.00%